Financing Transactions	12 Months Ended
Dec. 31, 2012
Financing Transactions
5.	Financing Transactions

Teekay LNG and Teekay Offshore are limited partnerships formed by the Company as part of its strategy to expand its operations primarily in the LNG and LPG shipping sector (Teekay LNG) and to expand its operations in the offshore oil marine transportation, production, processing and storage sectors (Teekay Offshore). Teekay Tankers is a corporation formed by the Company to provide international marine transportation of crude oil and refined products. As of December 31, 2012, Teekay owned a 37.5% interest in Teekay LNG (40.1%—December 31, 2011), including common units and its 2% general partner interest, a 29.4% interest in Teekay Offshore (33.0%—December 31, 2011), including common units and its 2% general partner interest and 25.1% of the capital stock of Teekay Tankers (26.0%—December 31, 2011), including Teekay Tankers’ outstanding shares of Class B common stock, which entitle the holders to five votes per share, subject to a 49% aggregate Class B Common Stock voting power maximum. Teekay maintains control of Teekay LNG and Teekay Offshore by virtue of its control of the general partner of each partnership and thus consolidates these subsidiaries. Teekay has entered into an omnibus agreement with Teekay LNG and Teekay Offshore to govern, among other things, when the Company, Teekay LNG and Teekay Offshore may compete with each other and to provide the applicable parties certain rights of first offer on LNG carriers, oil tankers, shuttle tankers, FSO units and FPSO units. In addition, Teekay has entered into a non-competition agreement with Teekay Tankers, which provides Teekay Tankers with a right of first refusal to participate in any future conventional crude oil tanker and product tanker opportunities developed by Teekay for a period of three years from June 2012.

During the years ended December 31, 2012, 2011, and 2010, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG completed the following public offerings and equity placements:

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2012
Teekay Offshore Public Offerings	219,474	(4,389)	(8,164)	206,921
Teekay Offshore Direct Equity Placement	45,919	(919)	—	45,000
Teekay Tankers Public Offerings	69,000	—	(3,229)	65,771
Teekay LNG Public Offering	189,243	(3,784)	(6,927)	178,532
2011
Teekay Tankers Public Offerings	112,054	—	(4,820)	107,234
Teekay Offshore Private Equity Placement	420,145	(230,144)	(279)	189,722
Teekay LNG Public Offerings	356,133	(7,123)	(14,909)	334,101
2010
Teekay Offshore Public Offerings	419,989	(8,400)	(18,645)	392,944
Teekay Tankers Public Offerings	243,977	(32,000)	(9,279)	202,698
Teekay LNG Direct Equity Placement	51,020	(1,020)	—	50,000

(1)	Consists of the portion Teekay Corporation subscribed for in the public offering or equity placement.

As a result of the public offerings and equity placements of Teekay Tankers, Teekay Offshore and Teekay LNG, the Company recorded increases to retained earnings of $88.7 million (2012), $124.2 million (2011) and $123.2 million (2010). These amounts represent Teekay’s dilution gains from the issuance of units and shares in these consolidated subsidiaries.